SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2022
Disclosure of geographical areas [abstract]
SEGMENTED INFORMATION [Text Block]

17. SEGMENTED INFORMATION

During 2022 and 2021, the Company had two operating segments: the Las Chispas Mine and El Picacho Property ("Picacho"), which is in the exploration phase. Corporate includes the corporate team that provides administrative, technical, financial, and other support to the Company's business units.

Significant information relating to the Company's reportable operating segments during 2022 and 2021 is summarized below:

	Las Chispas	Picacho	Corporate	Total
Revenue for 2022	$43,510	$-	$-	$43,510
Income (loss) for 2022	$27,411	$(5,322)	$9,212	$31,301

Capital additions during 2022
Mineral property	$44,351	$-	$-	$44,351
Plant and equipment	24,715	-	-	24,715
Total capital additions	$69,066	$-	$-	$69,066

Loss for 2021	$-	$(10,411)	$(12,353)	$(22,764)

Capital additions during 2021
Mineral property	$57,973	$-	$-	$57,973
Plant and equipment	70,151	-	-	70,151
Total capital additions	$128,124	$-	$-	$128,124

	Las Chispas	Picacho	Corporate	Total
As at December 31, 2022
Total assets	$283,358	$2,489	$69,502	$355,349
Total liabilities	$64,952	$269	$13,134	$78,355

As at December 31, 2021
Total assets	$181,318	$2,489	$185,170	$368,977
Total liabilities	$95,716	$1,248	$3,743	$100,707